Transactions with Affiliates (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Impact of transactions with affiliates
The impact of this transaction on the Company’s Consolidated Statements of Operations is as follows:

	For the years ended December 31,
	2013	2012	2011
Earned premiums	$(31)	$(58)	$(61)
Net realized gains (losses) [1]	(1,665)	(2,130)	483
Total revenues	(1,696)	(2,188)	422
Benefits, losses and loss adjustment expenses	(8)	(55)	(50)
Insurance operating costs and other expenses	(1,158)	(1,442)	836
Total expenses	(1,166)	(1,497)	786
Loss before income taxes	(530)	(691)	(364)
Income tax benefit	(185)	(242)	(127)
Net loss	$(345)	$(449)	$(237)
[1] Amounts represent the change in valuation of the derivative associated with this transaction.